Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
ETFB Green SRI REITs ETF
Shareholder Report [Line Items]
Fund Name	ETFB Green SRI REITs ETF
Class Name	ETFB Green SRI REITs ETF
Trading Symbol	RITA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ETFB Green SRI REITs ETF (RITA) (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://ritaetf.com/rita. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ritaetf.com/rita
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETFB Green SRI REITs ETF	$49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to replicate the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index (the “Index”). For the year ended October 31, 2025, the Fund delivered a total return of approximately -2.38% at Net Asset Value (“NAV”). This outcome reflects a very mixed year across property sectors: industrial and healthcare REITs were clear bright spots, while residential and self-storage names came under pressure in a higher-for-longer rate environment. Throughout the period, demand for logistics space and digital infrastructure remained resilient, supported by structural trends in e-commerce and AI-driven data usage. The Federal Reserve’s rate cuts in September and October 2025 provided a late tailwind to REIT valuations and helped the Fund recover part of its earlier drawdown. Within the portfolio, this dispersion is evident in the contribution of our largest positions YTD performance: Welltower Inc. (44%) and Prologis Inc. (19%) added positively to returns, whereas AvalonBay Communities Inc. (-19%), Digital Realty Trust Inc. (-3%), and Public Storage (-6%) detracted over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/08/2021)
ETFB Green SRI REITs ETF NAV	-2.38	-3.91
S&P 500 TR	21.45	11.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ritaetf.com/rita for more recent performance information.
Net Assets	$ 7,723,935
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 35,746
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,723,935
Number of Holdings	52
Net Advisory Fee	$35,746
Portfolio Turnover	76%
30-Day SEC Yield	3.38%
30-Day SEC Yield Unsubsidized	3.38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of Net Assets)
Welltower, Inc.	9.3%
Prologis, Inc.	9.1%
Simon Property Group, Inc.	8.2%
Digital Realty Trust, Inc.	6.6%
Mitsui Fudosan Logistics Park, Inc.	5.6%
Public Storage	5.1%
Stockland	4.3%
AvalonBay Communities, Inc.	4.1%
Equity Residential	4.0%
Iron Mountain, Inc.	3.7%

Industry	(% of Net Assets)
REITS-Diversified	21.6%
REITS-Warehouse-Industrial	18.2%
REITS-Health Care	16.4%
REITS-Apartments	15.5%
REITS-Storage	11.1%
REITS-Regional Malls	9.1%
REITS-Manufactured Homes	4.1%
REITS-Shopping Centers	2.6%
REITS-Hotels	0.3%
Cash & Other	1.1%

Top Ten Countries	(% of Net Assets)
United States	76.8%
Australia	8.4%
Japan	5.6%
United Kingdom	4.2%
Singapore	3.5%
Luxembourg	1.3%
New Zealand	0.2%
Cash & Other	0.0%

Updated Prospectus Web Address	https://ritaetf.com/rita